Investment in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2022
Investments in associates and joint ventures [Abstract]
Summary of investments in sssociates and joint ventures

Investments in associates and joint ventures
in EUR million 2022	Interest held (%)	Fair value of listed invest-ments	Balance sheet value	Total assets	Total liabilities	Total income	Total expenses
TMBThanachart Bank Public Company Limited	23%	849	1,109	49,506	43,677	1,303	957
Other investments in associates and joint ventures			391
			1,500

Investments in associates and joint ventures
in EUR million 2021	Interest held (%)	Fair value of listed invest- ments	Balance sheet value	Total assets	Total liabilities	Total income	Total expenses
TMBThanachart Bank Public Company Limited	23%	866	1,208	46,478	40,957	1,286	1,038
Other investments in associates and joint ventures			379
			1,587

Summary of changes in investments in associates and joint ventures

Changes in Investments in associates and joint ventures
in EUR million	2022	2021
Opening balance	1,587	1,475
Additions	48	91
Revaluations	-8	-24
Share of results	92	141
Dividends received	-48	-34
Disposals	-10	-23
Impairments	-192	-3
Exchange rate differences	27	-31
Other	4	-5
Closing balance	1,500	1,587